                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the year ended May 31, 2004

MARKET CONDITIONS


The U.S. economy continued to show improvement during the Fund's fiscal year ended May 31, 2004. On the positive side, retail sales fueled year-over-year gross domestic product growth of 5 percent through the March 2004 calendar quarter. Historically, higher output has led to higher interest rates; however, yields remained relatively low during the review period. A combination of low inflation and weak employment growth caused the Federal Open Market Committee (the "Fed") to maintain its accommodative monetary policy.

For most of the fiscal period, fears of a jobless recovery supported a positive outlook for fixed-income investments. Then, surprising job growth in March and escalating oil prices led investors to anticipate that interest rates would rise sooner rather than later. While the Fed did not change its short-term lending rate at its April meeting, it did signal a prospective shift in policy. As a result, bond yields spiked in April and May.

The supply of new municipal bonds in calendar 2003 reached record levels as many municipalities took advantage of historically low interest rates to reduce expenditures by refinancing existing debt at lower yields. Some municipalities attempted to meet budget needs by issuing additional debt. Issuance slowed from this record pace in the first months of 2004.

Low interest rates in 2003 and early 2004 slowed demand for municipal bonds. Retail investors and mutual funds saw little advantage to selling bonds purchased at higher yields, only to reinvest the proceeds at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, and credit spreads tightened.

PERFORMANCE ANALYSIS


For the 12-month period ended May 31, 2004, Morgan Stanley Municipal Premium Income Trust's (PIA) total NAV return was -0.26 percent. The Fund's total market return was 1.27 percent. On May 31, 2004, PIA's NYSE market price was at a 9.62 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2004, declared in March, were unchanged at $0.0525 per share. This dividend reflects the level of the Fund's undistributed net investment income and projected earnings power. The Fund's level of undistributed net investment income was $0.127 per share on May 31, 2004, versus $0.155 per share six months earlier.

The Fund's duration* has been targeted to be shorter than its benchmark index. The duration, adjusted for leverage, was 12.0 years. Treasury futures were sold to reduce interest-rate exposure without raising cash in the portfolio. We preferred premium coupon municipals with defensive characteristics in the 20-year maturity range. Revenue bonds in sectors with reliable income streams from essential services such as municipal electric, transportation and water and sewer systems were emphasized. The Fund's net assets, including preferred shares, of $287 million were diversified across 70 credits in 13 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period under review, ARPS leverage contributed approximately $0.15 per share to common-share earnings. The Fund has five ARPS series totaling $100 million and representing 35 percent of net assets, including ARPS. The series is currently in two-year auction modes with maturities ranging from July 2004 to January 2006. The yields ranged from 1.229 to 2.15 percent. The latest auction of $20 million Series D ARPS in January received a rate of 1.51 percent.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including purchasing them in the open market or in privately negotiated transactions.
----------------------------------------------------
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Transportation                                      18.5%
   General Obligation                                  17.7%
   Water & Sewer                                       17.6%
   Electric                                            14.6%
   Education                                            7.8%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             67.9%
   Aa/AA                                               23.0%
   A/A                                                  1.6%
   Baa/BBB                                              4.7%
   NR                                                   2.8%

As of May 31, 2004. Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

RESULTS OF ANNUAL MEETING

ON DECEMBER 16, 2003, AN ANNUAL MEETING OF THE FUND'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON ONE MATTER WITH THE FOLLOWING RESULTS:

1. ELECTION OF TRUSTEES BY ALL SHAREHOLDERS

-------------------------------------------------
WAYNE E. HEDIEN:
FOR                                    15,100,676
WITHHELD                                  546,264
-------------------------------------------------
JOSEPH J. KEARNS:
FOR                                    15,101,047
WITHHELD                                  545,893
-------------------------------------------------
FERGUS REID:
FOR                                    15,101,177
WITHHELD                                  545,763
-------------------------------------------------
2. ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS
-------------------------------------------------
MANUEL H. JOHNSON:
FOR                                           894
WITHHELD                                        0
-------------------------------------------------

THE FOLLOWING TRUSTEES WERE NOT STANDING FOR REELECTION AT THIS MEETING: MICHAEL BOZIC, CHARLES A. FIUMEFREDDO, EDWIN J. GARN, JAMES F. HIGGINS AND MICHAEL E. NUGENT

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of May 31, 2004


WEIGHTED AVERAGE MATURITY: 17 YEARS
(BAR CHART)

1-5                                                                               6.00
5-10                                                                             12.00
10-20                                                                            47.00
20-30                                                                            33.00
30+                                                                               2.00

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     1.3%
Arizona................     7.0
California.............     6.7
Colorado...............     1.5
Connecticut............     0.7
Florida................     3.4
Georgia................     5.2
Hawaii.................     1.2
Idaho..................     0.3
Illinois...............     4.5
Indiana................     0.7
Kansas.................     3.5%
Kentucky...............     1.1
Louisiana..............     0.7
Maryland...............     0.3
Massachusetts..........     5.7
Michigan...............     2.6
Minnesota..............     1.9
Missouri...............     1.3
Nevada.................     1.1
New Jersey.............     4.2
New York...............    14.0
Ohio...................     4.0%
Pennsylvania...........     4.7
Puerto Rico............     0.9
South Carolina.........     4.3
Tennessee..............     2.3
Texas..................    13.7
Utah...................     1.9
Virginia...............     0.7
Joint exemptions*......    (1.4)
                          -----

Total..................   100.0%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of May 31, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

(BAR CHART)

2004(a)                                                                          10.00
2005                                                                              9.00
2006                                                                              8.00
2007                                                                              2.00
2008                                                                             11.00
2009                                                                              2.00
2010                                                                              7.00
2011                                                                             15.00
2012                                                                              7.00
2013                                                                             17.00
2014+                                                                            12.00

COST (BOOK) YIELD(b) -- WEIGHTED AVERAGE BOOK YIELD: 5.4%

(BAR CHART)

2004(a)                                                                           6.9
2005                                                                              6.1
2006                                                                              5.6
2007                                                                              6.2
2008                                                                              5.4
2009                                                                              5.6
2010                                                                              5.7
2011                                                                              5.1
2012                                                                              4.9
2013                                                                              4.8
2014+                                                                             4.8

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.9% on 10% of the long-term portfolio that is callable in 2004.
    Portfolio structure is subject to change.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (147.2%)
            General Obligation (26.1%)
            Los Angeles Unified School District, California,
$  2,000      2003 Ser A (FSA).......................................  5.25 %   07/01/20   $   2,090,320
   5,000      1997 Ser B (FGIC)......................................  5.00     07/01/23       5,040,250
   5,000    San Diego Unified School District, California, 1998 Ser E
              (FSA)..................................................  5.00     07/01/28       4,954,850
   2,000    Connecticut, 2001 Ser D..................................  5.00     11/15/20       2,047,600
   3,000    Chicago Board of Education, Illinois, Ser 2001 C (FSA)...  5.00     12/01/26       2,966,040
   2,000    Du Page County Community Unit School District # 200,
              Illinois, Ser 2003 B (FSA).............................  5.25     11/01/21       2,079,040
            Massachusetts,
   3,500      1995 Ser A (Ambac).....................................  5.00     07/01/12       3,795,155
   6,000      Refg Ser D (Ambac).....................................  5.50     10/01/19       6,613,620
   3,000    Barberton City School District, Ohio, Ser 1998 (FGIC)....  5.125    11/01/22       3,062,550
            Pennsylvania,
   1,000      RITES PA - 1112 A (MBIA)...............................  8.474++  01/01/18       1,078,470
   1,000      RITES PA - 1112 B (MBIA)...............................  8.474++  01/01/19       1,065,490
   5,000    Charleston County School District, South Carolina, Ser
              2004 A.................................................  5.00     02/01/22       5,086,000
   3,500    Shelby County, Tennessee, Refg 1995 Ser A................  5.625    04/01/11       3,647,525
   5,000    La Joya Independent School District, Texas, Ser 2000
              (PSF)..................................................  5.50     02/15/25       5,153,800
                                                                                           -------------
--------
                                                                                              48,680,710
  47,000
                                                                                           -------------
--------
            Educational Facilities Revenue (11.4%)
   4,000    University of Northern Colorado, Refg Ser 2001
              (Ambac)##..............................................  5.00     06/01/31       3,956,120
   5,500    Oakland University, Michigan, Ser 1995 (MBIA)............  5.75     05/15/26       5,756,025
            New York State Dormitory Authority,
   4,000      State University Refg Ser 1993 A.......................  5.50     05/15/08       4,364,800
     890      State University Refg Ser 1999 B.......................  7.50     05/15/11       1,040,668
   1,250    Ohio State University, General Receipts Ser 1999 A.......  5.75     12/01/24       1,340,638
   5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore
              College Ser 2001.......................................  5.00     09/15/31       4,908,300
                                                                                           -------------
--------
                                                                                              21,366,551
  20,640
                                                                                           -------------
--------
            Electric Revenue (21.4%)
   8,000    Salt River Project Agricultural Improvement & Power
              District, Arizona, Ser 2002 B..........................  5.00     01/01/26       7,983,920
   1,550    Los Angeles Department of Water & Power, California, 2001
              Ser A..................................................  5.00     07/01/24       1,553,720
   5,000    Orlando Utilities Commission, Florida, Water & Electric
              Ser 2001...............................................  5.00     10/01/22       5,080,050
   7,000    South Carolina Public Service Authority, 1995 Refg Ser A
              (Ambac)................................................  6.25     01/01/22       7,542,640
   3,000    Memphis, Tennessee, 2003 Ser A (MBIA)....................  5.00     12/01/15       3,173,280

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  8,500    San Antonio, Texas, Electric & Gas Refg Ser 1994 C.......  8.113%++ 02/01/06   $   9,246,470
   5,000    Intermountain Power Agency, Utah, Refg 1997 Ser B
              (MBIA).................................................  5.75     07/01/19       5,431,050
                                                                                           -------------
--------
                                                                                              40,011,130
  38,050
                                                                                           -------------
--------
            Hospital Revenue (6.1%)
   3,500    Birmingham-Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Health Ser 1995
              A (Connie Lee).........................................  5.875    08/15/15       3,691,065
   2,000    Louisiana Public Facilities Authority, Oshner Clinic Ser
              2002 B.................................................  5.50     05/15/32       2,000,660
   1,000    Maryland Health & Higher Educational Facilities
              Authority, Johns Hopkins Hospital Ser 2003.............  5.00     11/15/28         980,200
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's of Bethlehem Hospital Ser 2003..................  5.375    08/15/33       4,692,100
                                                                                           -------------
--------
                                                                                              11,364,025
  11,500
                                                                                           -------------
--------
            Industrial Development/Pollution Control Revenue (8.5%)
   6,750    Pima County Industrial Development Authority, Arizona,
              Tucson Electric Power Co Refg Ser 1988 A (FSA).........  7.25     07/15/10       7,101,000
   8,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)..................................................  5.65     10/01/28       7,128,960
   1,500    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)...........................................  7.70     04/01/33       1,702,740
                                                                                           -------------
--------
                                                                                              15,932,700
  16,250
                                                                                           -------------
--------
            Mortgage Revenue - Multi-Family (4.4%)
            Massachusetts Housing Finance Agency,
   1,790      Rental 1994 Ser A (AMT) (Ambac)........................  6.60     07/01/14       1,824,744
   4,340      Rental 1994 Ser A (AMT) (Ambac)........................  6.65     07/01/19       4,423,328
   1,860    Minnesota Housing Finance Agency, Rental 1995 Ser D
              (MBIA).................................................  6.00     02/01/22       1,898,651
                                                                                           -------------
--------
                                                                                               8,146,723
   7,990
                                                                                           -------------
--------
            Mortgage Revenue - Single Family (0.5%)
     445    Colorado Housing & Finance Authority Ser 1997 A-2
              (AMT)..................................................  7.25     05/01/27         449,130
      40    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser
              1998 C (AMT)...........................................  8.00     11/01/20          40,069
       5    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT)
              (MBIA).................................................  8.00     11/01/20           5,003
     490    Missouri Housing Development Commission, Homeownership
              1996 Ser D (AMT).......................................  7.10     09/01/27         495,517
                                                                                           -------------
--------
                                                                                                 989,719
     980
                                                                                           -------------
--------
            Public Facilities Revenue (1.9%)
            Saint Paul Independent School District #625, Minnesota,
   1,700      Ser 1995 C COPs........................................  5.45     02/01/11       1,742,279
   1,800      Ser 1995 C COPs........................................  5.50     02/01/12       1,845,414
                                                                                           -------------
--------
                                                                                               3,587,693
   3,500
                                                                                           -------------
--------

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (0.5%)
$    825    Metropolitan Pier & Exposition Authority, Illinois,
--------      McCormick Place Refg Ser 1998 A (FGIC).................  5.50 %   06/15/18   $     911,551
                                                                                           -------------
            Transportation Facilities Revenue (27.2%)
   5,000    Arizona Transportation Board, Highway Ser 2001...........  5.25     07/01/19       5,267,500
            Miami-Dade County, Florida,
   2,050      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA).......  5.25     10/01/17       2,144,587
   2,500      Miami Int'l Airport Ser 2000 B (FGIC)..................  5.75     10/01/24       2,654,450
   2,500    Georgia State Road & Tollway Authority, DRIVERS Ser
              373....................................................  8.676++  10/01/11       2,605,250
            Chicago, Illinois,
   5,000      Chicago-O'Hare Int'l Airport Ser 1996 A (Ambac)........  5.625    01/01/12       5,331,000
   1,805      Midway Airport 1994 Ser A (AMT) (MBIA).................  6.25     01/01/24       1,846,497
     350    New Jersey Transportation Trust Authority, 1998 Ser A
              (FSA)..................................................  4.50     06/15/19         343,427
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........  5.00     01/01/30       4,996,200
   3,000    Metropolitan Transportation Authority, New York, State
              Service Contract Refg Ser 2002 B (MBIA)................  5.50     07/01/20       3,227,160
   4,000    Port Authority of New York & New Jersey, Cons 135 Ser
              (XLCA).................................................  5.00     09/15/29       3,957,240
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser
              2002 B.................................................  5.25     11/15/19       3,149,340
   2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac).....  5.00     12/01/30       1,978,260
   2,800    Puerto Rico Highway & Transportation Authority, Ser 1998
              A......................................................  4.75     07/01/38       2,547,916
   8,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT)
              (MBIA).................................................  6.125    11/15/25       8,533,172
   2,000    Richmond Metropolitan Authority, Virginia, Expressway &
              Refg Ser 1998 (FGIC)...................................  5.25     07/15/17       2,160,400
                                                                                           -------------
--------
                                                                                              50,742,399
  49,005
                                                                                           -------------
--------
            Water & Sewer Revenue (26.0%)
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...  5.50     11/01/22       3,291,600
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)........  5.25     10/01/22       4,123,720
   5,000    Rockdale County Water & Sewage Authority, Georgia, Ser
              1999 A (MBIA)..........................................  5.50     07/01/25       5,188,400
            Indianapolis Local Public Improvement Bond Bank, Indiana,
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50     01/01/18       1,081,090
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50     01/01/19       1,077,480
   3,215    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 2001 A (MBIA)..................  5.375    05/15/22       3,378,129
   1,755    Detroit, Michigan, Water Supply Sr Lien 2000 A (FGIC)....  5.25     07/01/33       1,773,006
   3,000    Las Vegas Water District, Nevada, Impr and Refg Ser 2003
              A (FGIC)...............................................  5.25     06/01/22       3,100,800
   2,960    Passaic Valley Sewage Commissioners, New Jersey, Ser F
              (FGIC).................................................  5.00     12/01/19       3,067,655
            New York City Municipal Water Finance Authority, New
              York,
   2,000      2003 Ser D.............................................  5.25     06/15/15       2,138,580
   2,000      2004 Ser A.............................................  5.00     06/15/35       1,944,660
   3,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I
              (FSA)..................................................  5.00     01/01/23       3,023,130

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................  5.125%   05/15/27   $   5,007,150
  10,000    Houston, Texas, Combined Utilities System Refg 2004 Ser A
              (FGIC) (WI)............................................  5.25     05/15/23      10,316,900
                                                                                           -------------
--------
                                                                                              48,512,300
  46,930
                                                                                           -------------
--------
            Other Revenue (8.3%)
   5,000    California, Economic Recovery Ser 2004 A.................  5.00     07/01/16       5,194,750
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A........................................  5.50     11/01/26       2,204,520
   8,000    New York Local Government Assistance Corporation, Refg
              Ser 1997 B (MBIA)......................................  5.00     04/01/21       8,129,040
                                                                                           -------------
--------
                                                                                              15,528,310
  15,000
                                                                                           -------------
--------
            Refunded (4.9%)
   3,000    Hawaii, 1999 Ser CT (FSA)................................  5.875    09/01/09+      3,410,940
   1,340    Missouri Health & Educational Facilities Authority,
              Missouri, Baptist Medical Center Refg Ser 1989 (ETM)...  7.625    07/01/18       1,373,982
   4,000    Montgomery County, Ohio, Franciscan Medical
              Center - Dayton Ser 1997...............................  5.50     01/01/10+      4,355,680
                                                                                           -------------
--------
                                                                                               9,140,602
   8,340
                                                                                           -------------
--------
 266,010    Total Tax-Exempt Municipal Bonds (Cost $266,678,554)........................     274,914,413
                                                                                           -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (9.3%)
     750    Sacramento Municipal Utility District, California, Refg
              1994 Ser I (MBIA) (called for redemption 07/01/04).....  6.00     01/01/24         767,340
     900    Idaho Health Facilities Authority, St Luke's Regional
              Medical Center Ser 2000 (FSA) (Demand 06/01/04)........  1.06*    07/01/30         900,000
  10,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
              (MBIA) (called for redemption 06/10/04)................  7.00     06/01/31      10,069,300
   2,000    Missouri Health & Educational Facilities Authority, Cox
              Health Ser 1997 (MBIA) (Demand 06/01/04)...............  1.09*    06/01/15       2,000,000
   3,600    New York City Municipal Water Finance Authority, New
              York, 2000 Ser C (Demand 06/01/04).....................  1.02*    06/15/33       3,600,000
                                                                                           -------------
--------
  17,250    Total Short-Term Tax-Exempt Municipal Obligations (Cost $17,201,424)........      17,336,640
                                                                                           -------------
--------

$283,260    Total Investments (Cost $283,879,978) (a) (b)......................   156.5%      292,251,053
========
            Liabilities in Excess of Other Assets..............................   (2.9)        (5,364,467)
            Preferred Shares of Beneficial Interest............................  (53.6)      (100,131,316)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 186,755,270
                                                                                  =====     =============

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
 DRIVERS    Derivative Inverse Tax-Exempt Receipts.
   ETM      Escrowed to maturity.
   PSF      Texas Permanent School Fund Guarantee Program.
  RITES     Residual Interest Tax-Exempt Securities.
    WI      Security purchased on a when-issued basis.
    *       Current coupon of variable rate demand obligation.
    +       Prerefunded to call date shown.
    ++      Current coupon rate for inverse floating rate municipal
            obligation. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
            $13,995,680 which represents 7.5% of net assets applicable to common shareholders.
    ##      A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $172,500.
   (a)      Securities have been designated as collateral in an amount equal to $25,306,689 in connection with open futures
            contracts and securities purchased on a when-issued basis.
   (b)      The aggregate cost for federal income tax purposes is
            $283,773,580. The aggregate gross unrealized appreciation is
            $11,129,974 and the aggregate gross unrealized depreciation is $2,652,501, resulting in net unrealized appreciation of
            $8,477,473.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

Futures Contracts Open at May 31, 2004:

NUMBER OF                 DESCRIPTION/DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         DEPRECIATION
---------   ----------   ----------------------  ------------------------   --------------
    50         Short      U.S. Treasury Note 5         $ (5,408,594)          $ (23,549)
                          Year September 2004
   100         Short     U.S. Treasury Note 10          (10,837,500)            (89,338)
                          Year September 2004
                                                                              ---------
                         Total unrealized depreciation...................     $(112,887)
                                                                              =========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2004

Assets:
Investments in securities, at value
  (cost $283,879,978).......................................  $292,251,053
Cash........................................................        88,487
Receivable for:
    Interest................................................     4,530,313
    Variation margin........................................        72,657
Prepaid expenses and other assets...........................       530,777
                                                              ------------
    Total Assets............................................   297,473,287
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    10,162,100
    Common shares of beneficial interest repurchased........       141,471
    Investment advisory fee.................................        97,555
    Administration fee......................................        60,972
Accrued expenses and other payables.........................       124,603
                                                              ------------
    Total Liabilities.......................................    10,586,701
                                                              ------------
Preferred shares of beneficial interest, (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 1,000 shares outstanding).................   100,131,316
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $186,755,270
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 18,906,449 shares
  outstanding)..............................................  $178,462,605
Net unrealized appreciation.................................     8,258,188
Accumulated undistributed net investment income.............     2,397,748
Accumulated net realized loss...............................    (2,363,271)
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $186,755,270
                                                              ============
Net Asset Value Per Common Share,
($186,755,270 divided by 18,906,449 common shares
outstanding)................................................         $9.88
                                                              ============

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2004

Net Investment Income:
Interest Income.............................................  $ 15,539,611
                                                              ------------
Expenses
Investment advisory fee.....................................     1,204,381
Administration fee..........................................       752,738
Auction commission fees.....................................       515,202
Transfer agent fees and expenses............................        85,482
Professional fees...........................................        72,692
Shareholder reports and notices.............................        53,296
Auction agent fees..........................................        31,851
Registration fees...........................................        20,294
Custodian fees..............................................        17,361
Trustees' fees and expenses.................................        12,901
Other.......................................................        42,814
                                                              ------------
    Total Expenses..........................................     2,809,012
    Less: expense offset....................................       (17,314)
                                                              ------------
    Net Expenses............................................     2,791,698
                                                              ------------
    Net Investment Income...................................    12,747,913
                                                              ------------
Net Realized and Unrealized Gain (Loss) on:
Net realized gain on investments............................       700,265
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (13,855,829)
Futures contracts...........................................      (112,887)
                                                              ------------
    Net Depreciation........................................   (13,968,716)
                                                              ------------
    Net Loss................................................   (13,268,451)
                                                              ------------
Dividends to preferred shareholders from net investment
  income....................................................    (1,659,614)
                                                              ------------
Net Decrease................................................  $ (2,180,152)
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2004   MAY 31, 2003
                                                              ------------   ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 12,747,913   $ 13,880,252
Net realized gain (loss)....................................       700,265     (2,228,308)
Net change in unrealized depreciation.......................   (13,968,716)    12,487,663
Dividends to preferred shareholders from net investment
  income....................................................    (1,659,614)    (1,761,524)
                                                              ------------   ------------
    Net Increase (Decrease).................................    (2,180,152)    22,378,083
                                                              ------------   ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................   (11,869,058)   (11,403,798)
Net realized gain...........................................       --          (1,422,242)
                                                              ------------   ------------
    Total Dividends and Distributions.......................   (11,869,058)   (12,826,040)
                                                              ------------   ------------

Decrease from transactions in common shares of beneficial
  interest..................................................    (9,165,654)    (6,260,517)
                                                              ------------   ------------
    Net Increase (Decrease).................................   (23,214,864)     3,291,526
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................   209,970,134    206,678,608
                                                              ------------   ------------
End of Period
(Including accumulated undistributed net investment income
of $2,397,748 and $3,180,465, respectively).................  $186,755,270   $209,970,134
                                                              ============   ============

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004

1. Organization and Accounting Policies

Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly net assets, including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.25% to the Fund's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2004 aggregated $66,564,630 and $65,509,583, respectively. Included in the aforementioned transactions are purchases and sales of $5,103,300 and $5,156,130, respectively, with other Morgan Stanley funds, including realized gains of $242,805.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $8,800.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended May 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,455. At May 31, 2004, the Fund had an accrued pension liability of $60,738 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2002.......................................  20,579,649   $205,796    $193,673,032
Treasury shares purchased and retired (weighted average
  discount 10.90%)*.........................................    (692,900)    (6,929)     (6,253,588)
Reclassification due to permanent book/tax differences......      --          --               (444)
                                                              ----------   --------    ------------
Balance, May 31, 2003.......................................  19,886,749    198,867     187,419,000
Treasury shares purchased and retired (weighted average
  discount 8.76%)*..........................................    (980,300)    (9,803)     (9,155,851)
Reclassification due to permanent book/tax differences......          --         --          10,392
                                                              ----------   --------    ------------
Balance, May 31, 2004.......................................  18,906,449   $189,064    $178,273,541
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                                            NEXT
                     AMOUNT                RESET        RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE    DIVIDEND RATES**
------  -------   -------------   -----   --------  ----------------
  A       200         20,000      1.60%   09/07/05   0.59%- 1.60%
  B       200         20,000      1.39    01/05/05        1.39
  C       200         20,000      1.229   07/06/05   0.738- 1.229
  D       200         20,000      1.51    01/04/06    1.51- 2.55
  E       200         20,000      2.15    07/07/04        2.15

---------------------
    * As of May 31, 2004.
   ** For the year ended May 31, 2004.

Subsequent to May 31, 2004 and up through July 2, 2004, the Fund paid dividends to each of the Series A through E at rates ranging from 1.229% to 2.15% in the aggregate amount of $226,798.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders

The Fund declared the following dividends from net investment income:

 DECLARATION     AMOUNT          RECORD             PAYABLE
     DATE       PER SHARE         DATE                DATE
--------------  ---------   -----------------  ------------------
March 30, 2004   $0.0525      June 4, 2004       June 18, 2004
June 29, 2004    $0.0525      July 9, 2004       July 23, 2004
June 29, 2004    $0.0525     August 6, 2004     August 20, 2004
June 29, 2004    $0.0525    September 3, 2004  September 17, 2004

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distribution paid was as follows:

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2004   MAY 31, 2003
                                                              ------------   ------------
Tax-exempt income...........................................  $13,498,856    $13,132,221
Ordinary income.............................................      --             261,430
Long-term capital gains.....................................      --           1,231,653
                                                              -----------    -----------
Total distributions.........................................  $13,498,856    $14,625,304
                                                              ===========    ===========

As of May 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................  $ 2,457,230
Undistributed ordinary income...............................       26,174
                                                              -----------
Net accumulated earnings....................................    2,483,404
Capital loss carryforward*..................................   (2,476,158)
Temporary differences.......................................     (192,054)
Net unrealized appreciation.................................    8,477,473
                                                              -----------
Total accumulated earnings..................................  $ 8,292,665
                                                              ===========

*As of May 31, 2004, the Fund had a net capital loss carryforward of $2,476,158 which will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of discount on debt securities, capital loss from the mark-to-market of futures contracts and dividend payable and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold and market discount retained by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $8,434, accumulated undistributed net investment income was charged $1,958 and paid-in-capital was credited $10,392.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

9. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                                  FOR THE YEAR ENDED MAY 31
                                                            ---------------------------------------------------------------------
                                                              2004           2003           2002           2001           2000
                                                            ---------      ---------      ---------      ---------      ---------
Selected Per Share Data:
Net asset value, beginning of period......................   $ 10.56        $ 10.04        $  9.88          $9.08         $10.03
                                                             -------        -------        -------          -----         ------
Income from investment operations:
    Net investment income*................................      0.66           0.68           0.70           0.69           0.68
    Net realized and unrealized gain (loss)...............     (0.68)          0.53           0.13           0.80          (0.96)
    Common share equivalent of dividends paid to preferred
    shareholders*.........................................     (0.09)         (0.09)         (0.12)         (0.19)         (0.16)
                                                             -------        -------        -------          -----         ------
Total income (loss) from investment operations............     (0.11)          1.12           0.71           1.30          (0.44)
                                                             -------        -------        -------          -----         ------
Less dividends and distributions from:
    Net investment income.................................     (0.61)         (0.56)         (0.54)         (0.54)         (0.53)
    Net realized gain.....................................        --          (0.07)         (0.04)            --          (0.07)
                                                             -------        -------        -------          -----         ------
Total dividends and distributions.........................     (0.61)         (0.63)         (0.58)         (0.54)         (0.60)
                                                             -------        -------        -------          -----         ------
Anti-dilutive effect of acquiring treasury shares*........      0.04           0.03           0.03           0.04           0.09
                                                             -------        -------        -------          -----         ------
Net asset value, end of period............................   $  9.88        $ 10.56        $ 10.04          $9.88         $ 9.08
                                                             =======        =======        =======          =====         ======
Market value, end of period...............................   $  8.93        $  9.41        $  9.02          $8.88         $ 7.75
                                                             =======        =======        =======          =====         ======
Total Return+.............................................      1.27%         11.90%          8.30%         21.92%         (4.55)%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)....................      1.40%(1)       1.33%(1)       1.24%(1)       1.26%(1)       1.28%(1)
Net investment income before preferred stock dividends....      6.36%          6.76%          6.95%          7.12%          7.30%
Preferred stock dividends.................................      0.83%          0.86%          1.23%          1.91%          1.74%
Net investment income available to common shareholders....      5.53%          5.90%          5.72%          5.21%          5.56%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands.....................................  $186,755       $209,970       $206,679       $210,356       $200,256
Asset coverage on preferred shares at end of period.......       286%           310%           306%           310%           300%
Portfolio turnover rate...................................        23%            18%            11%            12%            11%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Premium Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Premium Income Trust (the "Fund"), including the portfolio of investments, as of May 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Premium Income Trust as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 16, 2004

                      2004 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended May 31, 2004, all of the Fund's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (63)                       Trustee      Since April     Private Investor; Director or        208
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (71)                       Trustee      Since January   Managing Director of Summit          208
c/o Summit Ventures LLC                               1993            Ventures LLC; Director or
1 Utah Center                                                         Trustee of the Retail Funds
201 S. Main Street                                                    (since January 1993) and the
Salt Lake City, UT                                                    Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp.; formerly United
                                                                      States Senator (R-Utah) (1974-
                                                                      1992) and Chairman, Senate
                                                                      Banking Committee (1980-1986),
                                                                      Mayor of Salt Lake City, Utah
                                                                      (1971-1974), Astronaut, Space
                                                                      Shuttle Discovery (April
                                                                      12-19, 1985), and Vice
                                                                      Chairman, Huntsman Corporation
                                                                      (chemical company).

Wayne E. Hedien (70)                     Trustee      Since           Retired; Director or Trustee         208
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (63)                       Director of Weirton Steel
c/o Kramer Levin Naftalis & Frankel LLP  Corporation.
Counsel to the Independent Trustees
919 Third Avenue
New York, NY
Edwin J. Garn (71)                       Director of Franklin Covey (time
c/o Summit Ventures LLC                  management systems), BMW Bank of
1 Utah Center                            North America, Inc. (industrial
201 S. Main Street                       loan corporation), United Space
Salt Lake City, UT                       Alliance (joint venture between
                                         Lockheed Martin and the Boeing
                                         Company) and Nuskin Asia Pacific
                                         (multilevel marketing); member of
                                         the board of various civic and
                                         charitable organizations.
Wayne E. Hedien (70)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
919 Third Avenue                         Field Museum of Natural History;
New York, NY                             director of various other business
                                         and charitable organizations.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (55)               Trustee      Since July      Senior Partner, Johnson Smick        208
c/o Johnson Smick International, Inc.                 1991            International, Inc., a
2099 Pennsylvania Avenue, N.W.                                        consulting firm; Chairman of
Suite 950                                                             the Audit Committee and
Washington, D.C.                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (61)                    Trustee      Since July      President, Kearns & Associates       209
PMB754                                                2003            LLC (investment consulting);
23852 Pacific Coast Highway                                           Deputy Chairman of the Audit
Malibu, CA                                                            Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since July      General Partner of Triumph           208
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY                                                          Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (71)                         Trustee      Since July      Chairman of Lumelite Plastics        209
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY                                                           Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (55)               Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.    construction); Chairman and Trustee
2099 Pennsylvania Avenue, N.W.           of the Financial Accounting
Suite 950                                Foundation (oversight organization
Washington, D.C.                         of the Financial Accounting
                                         Standards Board); Director of RBS
                                         Greenwich Capital Holdings
                                         (financial holding company).
Joseph J. Kearns (61)                    Director of Electro Rent
PMB754                                   Corporation (equipment leasing),
23852 Pacific Coast Highway              The Ford Family Foundation, and the
Malibu, CA                               UCLA Foundation.
Michael E. Nugent (68)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY
Fergus Reid (71)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY                              J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (71)            Chairman of  Since July      Chairman and Director or             208
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ                                                     July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (56)                  Trustee      Since June      Director or Trustee of the           208
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ                                                     Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (71)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (56)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Barry Fink (49)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY                                                    Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Vice President of the Retail Funds; Assistant Secretary of
                                                                Morgan Stanley DW; Vice President of the Institutional Funds
                                                                (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July
                                                                2003) and General Counsel (February 1997-April 2004) of the
                                                                Retail Funds; Vice President and Assistant General Counsel
                                                                of the Investment Manager and Morgan Stanley Services
                                                                (February 1997-December 2001).

Ronald E. Robison (65)         Executive Vice   Since April     Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    President and    2003            November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                   Principal                        Incorporated, Managing Director of Morgan Stanley; Managing
                               Executive                        Director, Chief Administrative Officer and Director of the
                               Officer                          Investment Manager and Morgan Stanley Services; Chief
                                                                Executive Officer and Director of the Transfer Agent;
                                                                Managing Director and Director of the Distributor; Executive
                                                                Vice President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously President and Director of the
                                                                Institutional Funds (March 2001-July 2003) and Chief Global
                                                                Operations Officer of Morgan Stanley Investment Management
                                                                Inc.

Joseph J. McAlinden (61)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager and Morgan Stanley Investment Management
New York, NY                                                    Inc.; Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Stefanie V. Chang (37)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (38)          Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                      Financial       and Vice President of the Investment Manager and Morgan
Jersey City, NJ                                 Officer since   Stanley Services (August 2000-November 2001) and Senior
                                                September 2002  Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                2000).

Thomas F. Caloia (58)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (37)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust

Annual Report
May 31, 2004

[MORGAN STANLEY LOGO]

                                                     38538RPT-RA04-00346P-Y05/04